Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 62,127	$ 3,893
Premises and equipment, net	2,933	2,775
Other assets	9,073	6,757
Total Assets	754,118	792,350
Subordinated debt	21,957	7,966
Stockholders’ equity	48,491	44,793
Total Liabilities and Stockholders’ Equity	754,118	792,350
Parent Company [Member]
Cash and cash equivalents	1,436	284
Investment in Quaint Oak Bank	67,859	50,966
Premises and equipment, net	1,388	1,432
Other assets	0	77
Total Assets	70,683	52,759
Subordinated debt	21,957	7,966
Other liabilities	235	0
Stockholders’ equity	48,491	44,793
Total Liabilities and Stockholders’ Equity	$ 70,683	$ 52,759